Derivative financial instruments - Disclosure of derivatives held for trading and risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 100,079,291	£ 83,792,768
Held for risk management
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	239,559	221,158
At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	250,285	291,562
Derivative liabilities held for trading	(240,158)	(278,636)
Derivative financial assets held for hedging	1,907	794
Derivative liabilities held for risk management	(599)	(695)
At fair value | Held for risk management
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	1,907	794
Derivative liabilities held for risk management	(599)	(695)
At fair value | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	1,677	611
Derivative liabilities held for risk management	(39)	(307)
At fair value | Held for risk management | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	75	147
Derivative liabilities held for risk management	(517)	(322)
At fair value | Held for risk management | Hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	155	36
Derivative liabilities held for risk management	(43)	(66)
Foreign exchange derivatives | At fair value | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	1,677	611
Derivative liabilities held for risk management	(39)	(307)
Foreign exchange derivatives | At fair value | Held for risk management | Hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	155	36
Derivative liabilities held for risk management	(43)	(66)
Interest rate derivatives | At fair value | Held for risk management | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	75	147
Derivative liabilities held for risk management	(517)	(322)
OTC derivatives | At fair value | Held for risk management
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	1,907	794
Derivative liabilities held for risk management	(599)	(695)
Derivatives cleared by central counterparty | At fair value | Held for risk management
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Derivatives cleared by central counterparty | Interest rate derivatives | At fair value | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Derivatives cleared by central counterparty | Interest rate derivatives | At fair value | Held for risk management | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Held for trading
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	99,839,732	83,571,610
Held for trading | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	250,285	291,562
Derivative liabilities held for trading	(240,158)	(278,636)
Held for trading | Foreign exchange derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	74,231	123,614
Derivative liabilities held for trading	(71,747)	(116,727)
Held for trading | Interest rate derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	93,721	96,313
Derivative liabilities held for trading	(79,780)	(83,953)
Held for trading | Credit derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7,851	6,898
Derivative liabilities held for trading	(8,379)	(7,455)
Held for trading | Equity and stock index derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	72,341	62,911
Derivative liabilities held for trading	(78,155)	(68,627)
Held for trading | Commodity derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,141	1,826
Derivative liabilities held for trading	(2,097)	(1,874)
Held for trading | OTC derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	191,157	241,040
Derivative liabilities held for trading	(180,498)	(227,078)
Held for trading | OTC derivatives | Foreign exchange derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	73,979	123,379
Derivative liabilities held for trading	(71,525)	(116,485)
Held for trading | OTC derivatives | Interest rate derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	90,814	92,206
Derivative liabilities held for trading	(77,199)	(79,936)
Held for trading | OTC derivatives | Credit derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,169	3,474
Derivative liabilities held for trading	(4,666)	(4,307)
Held for trading | OTC derivatives | Equity and stock index derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	22,180	21,964
Derivative liabilities held for trading	(27,092)	(26,318)
Held for trading | OTC derivatives | Commodity derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	15	17
Derivative liabilities held for trading	(16)	(32)
Held for trading | Derivatives cleared by central counterparty | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,342	5,095
Derivative liabilities held for trading	(5,058)	(4,702)
Held for trading | Derivatives cleared by central counterparty | Foreign exchange derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	251	228
Derivative liabilities held for trading	(221)	(235)
Held for trading | Derivatives cleared by central counterparty | Interest rate derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,409	1,443
Derivative liabilities held for trading	(1,124)	(1,319)
Held for trading | Derivatives cleared by central counterparty | Credit derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,682	3,424
Derivative liabilities held for trading	(3,713)	(3,148)
Held for trading | Exchange traded derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	53,786	45,427
Derivative liabilities held for trading	(54,602)	(46,856)
Held for trading | Exchange traded derivatives | Foreign exchange derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1	7
Derivative liabilities held for trading	(1)	(7)
Held for trading | Exchange traded derivatives | Interest rate derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,498	2,664
Derivative liabilities held for trading	(1,457)	(2,698)
Held for trading | Exchange traded derivatives | Equity and stock index derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	50,161	40,947
Derivative liabilities held for trading	(51,063)	(42,309)
Held for trading | Exchange traded derivatives | Commodity derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,126	1,809
Derivative liabilities held for trading	(2,081)	(1,842)
Derivative financial instruments | Held for risk management
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	239,559	221,158
Derivative financial instruments | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	127,147	113,323
Derivative financial instruments | Held for risk management | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	108,093	103,822
Derivative financial instruments | Held for risk management | Hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,319	4,013
Derivative financial instruments | Foreign exchange derivatives | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	26,048	26,564
Derivative financial instruments | Foreign exchange derivatives | Held for risk management | Hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,319	4,013
Derivative financial instruments | Interest rate derivatives | Held for risk management | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,900	7,234
Derivative financial instruments | OTC derivatives | Held for risk management
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	35,267	37,811
Derivative financial instruments | Derivatives cleared by central counterparty | Held for risk management
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	204,292	183,347
Derivative financial instruments | Derivatives cleared by central counterparty | Interest rate derivatives | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	101,099	86,759
Derivative financial instruments | Derivatives cleared by central counterparty | Interest rate derivatives | Held for risk management | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	103,193	96,588
Derivative financial instruments | Held for trading
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	99,839,732	83,571,610
Derivative financial instruments | Held for trading | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	8,526,457	8,510,940
Derivative financial instruments | Held for trading | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	85,846,809	70,358,974
Derivative financial instruments | Held for trading | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,736,768	1,537,115
Derivative financial instruments | Held for trading | Equity and stock index derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	3,508,383	2,945,271
Derivative financial instruments | Held for trading | Commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	221,315	219,310
Derivative financial instruments | Held for trading | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	41,917,033	35,878,783
Derivative financial instruments | Held for trading | OTC derivatives | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	8,229,535	8,242,887
Derivative financial instruments | Held for trading | OTC derivatives | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	32,272,598	26,437,086
Derivative financial instruments | Held for trading | OTC derivatives | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	671,066	593,702
Derivative financial instruments | Held for trading | OTC derivatives | Equity and stock index derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	739,153	598,024
Derivative financial instruments | Held for trading | OTC derivatives | Commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,681	7,084
Derivative financial instruments | Held for trading | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	43,442,632	37,433,417
Derivative financial instruments | Held for trading | Derivatives cleared by central counterparty | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	276,189	240,612
Derivative financial instruments | Held for trading | Derivatives cleared by central counterparty | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	42,100,741	36,249,392
Derivative financial instruments | Held for trading | Derivatives cleared by central counterparty | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,065,702	943,413
Derivative financial instruments | Held for trading | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	14,480,067	10,259,410
Derivative financial instruments | Held for trading | Exchange traded derivatives | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	20,733	27,441
Derivative financial instruments | Held for trading | Exchange traded derivatives | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	11,473,470	7,672,496
Derivative financial instruments | Held for trading | Exchange traded derivatives | Equity and stock index derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,769,230	2,347,247
Derivative financial instruments | Held for trading | Exchange traded derivatives | Commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 216,634	£ 212,226